Offsets	Oct. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-42765
Initial Filing Date	Oct. 30, 2026
Fee Offset Claimed	$ 382,932.02
Explanation for Claimed Amount	Accelerant Holdings previously paid $382,932.02 upon the filing of its Schedule 14A on October 30, 2026 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Accelerant Holdings
Form or Filing Type	SC 14A
File Number	001-42765
Filing Date	Oct. 30, 2026
Fee Paid with Fee Offset Source	$ 382,932.02